Investments - Schedule of Condensed Financial Information (Details) - Jiangsu Guomai [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Condensed Financial Information [Line Items]
Revenue	$ 10,794,434	$ 9,141,200	$ 7,128,205
Gross profit	1,284,680	1,421,801	960,094
Net income (loss)	113,092	333,760	$ 18,660
Current assets	13,208,065	3,417,004
Non-current assets	7,980,514	7,888,311
Total assets	21,188,579	11,305,315
Current liabilities	7,036,173	6,616,673
Non-Current liabilities
Total liabilities	$ 7,036,173	$ 6,616,673